Note 24 - Wilson Bank Holding Company - Parent Company Financial Information - Balance Sheets (Details) - USD ($)	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Deferred income taxes	$ 7,089,000		$ 6,136,000
Total assets	3,369,604,000		2,794,209,000
Stock appreciation rights payable	1,742,000		1,786,000
Total liabilities	2,989,483,000		2,457,225,000
Common stock, par value $2.00 per share, authorized 50,000,000 shares, 10,993,404 and 10,792,999 shares issued and outstanding, respectively	21,987,000		21,586,000
Additional paid-in capital	93,034,000		82,249,000
Retained earnings	257,935,000		232,456,000
Net unrealized gains on available-for-sale securities, net of taxes of $2,536 and $245, respectively	7,165,000		693,000
Total stockholders’ equity	380,121,000		336,984,000		$ 295,667,000	$ 267,730,000
Total liabilities and stockholders’ equity	3,369,604,000		2,794,209,000
Parent Company [Member]
Cash	4,381,000	[1]	1,899,000	[1]	$ 2,759,000	$ 1,589,000
Investment in wholly-owned commercial bank subsidiary	376,947,000		335,915,000
Deferred income taxes	854,000		625,000
Refundable income taxes	242,000		132,000
Total assets	382,424,000		338,571,000
Stock appreciation rights payable	2,303,000		1,587,000
Total liabilities	2,303,000		1,587,000
Common stock, par value $2.00 per share, authorized 50,000,000 shares, 10,993,404 and 10,792,999 shares issued and outstanding, respectively	21,987,000		21,586,000
Additional paid-in capital	93,034,000		82,249,000
Retained earnings	257,935,000		232,456,000
Net unrealized gains on available-for-sale securities, net of taxes of $2,536 and $245, respectively	7,165,000		693,000
Total stockholders’ equity	380,121,000		336,984,000
Total liabilities and stockholders’ equity	$ 382,424,000		$ 338,571,000

[1]	Eliminated in consolidation.